Equity (Details)				3 Months Ended	12 Months Ended
	Feb. 26, 2020 USD ($) $ / shares	May 31, 2019 shares	May 22, 2019 USD ($) shares	Mar. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2018	Dec. 31, 2019 USD ($)
Equity [Abstract]
Share capital | $				$ 10,160,000		$ 10,160,000
Shares outstanding (in shares)				101,601,662
Nominal value per share (in dollars per share) | $ / shares				$ 0.10
Voting right per share | Vote				1
Treasury shares held (in shares)				0
Increase (decrease) in treasury shares (in shares)				0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date				Feb. 26, 2020
Dividend paid date				Mar. 23, 2020
Dividend declared and paid (in dollars per share) | $ / shares	$ 0.41
Dividends paid | $	$ 41,700,000
Algonquin [Member]
Equity [Abstract]
Share capital | $			$ 30,000,000
Shares outstanding (in shares)		2,000,000	1,384,402
Ownership interest		44.20%	42.27%	44.20%
Abengoa [Member]
Equity [Abstract]
Ownership interest					41.47%